Summary of Significant Accounting Policies - Summary of Company's Assets Measured at Fair Value on Reccurring Basis (Details) - Fair Value, Recurring [Member] - Short-Term Investments [Member] - USD ($)
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 25,788,304	$ 2,906,344
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	2,963,052
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 22,825,252	$ 2,906,344